Document and Entity Information	Mar. 07, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 07, 2022
Entity Registrant Name	HERITAGE INSURANCE HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36462
Entity Tax Identification Number	45-5338504
Entity Address, Address Line One	1401 N. Westshore Blvd
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	727
Local Phone Number	362-7202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.0001 per share
Trading Symbol(s)	HRTG
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001598665
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2600 McCormick Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33759